United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 41.1%
	Federal Home Loan Mortgage Corp. ARM – 11.9%
$8,058,500	2.166%, 5/1/2035	8,283,598
6,002,575	2.308%, 7/1/2030	6,162,958
291,010	2.500%, 4/1/2035	303,545
2,348,033	2.590%, 4/1/2034	2,459,327
10,846,487	2.596%, 11/1/2036	11,331,889
544,944	2.597%, 4/1/2027	551,513
6,560,565	2.606%, 5/1/2035	6,884,361
14,383,766	2.617%, 2/1/2035	15,061,356
11,442,893	2.624%, 1/1/2035	11,983,616
5,380,763	2.696%, 11/1/2034	5,653,611
1,773,524	2.730%, 4/1/2036	1,855,883
4,039,842	2.954%, 2/1/2036	4,234,207
12,439,422	3.654%, 12/1/2039	12,882,633
11,132,288	3.740%, 7/1/2035	11,677,158
133,444	3.986%, 9/1/2020	137,686
10,722,839	4.305%, 4/1/2034	11,192,017
2,508,404	4.740%, 4/1/2038	2,644,912
5,429,995	5.969%, 7/1/2036	5,673,389
	TOTAL	118,973,659
	Federal National Mortgage Association ARM – 29.0%
8,528,084	1.540%, 3/1/2044	8,494,083
4,086,235	1.590%, 7/1/2042	4,071,141
4,765,996	2.030%, 9/1/2033	4,892,066
5,139,665	2.060%, 10/1/2033	5,281,602
5,917,333	2.150%, 6/1/2034	6,117,150
60,719	2.180%, 10/1/2028	62,393
2,168,748	2.240%, 5/1/2035	2,244,565
13,681,718	2.250%, 8/1/2034	14,139,399
1,370,563	2.300%, 11/1/2035	1,393,621
4,601,866	2.330%, 12/1/2034	4,778,417
114,070	2.340%, 10/1/2033	118,893
4,664,043	2.380%, 5/1/2035	4,854,042
166,358	2.400%, 2/1/2020	170,702
12,909,566	2.440%, 10/1/2034 - 10/1/2035	13,341,592
200,427	2.500%, 2/1/2019	205,705
1,671,437	2.530%, 12/1/2033	1,737,220
4,536,864	2.540%, 5/1/2018 - 1/1/2035	4,760,146
7,653,938	2.550%, 7/1/2035	8,001,274
10,028,304	2.560%, 1/1/2035 - 7/1/2035	10,482,790
1,157,924	2.570%, 12/1/2040	1,212,226
6,597,913	2.580%, 2/1/2033	6,906,227
17,463,624	2.590%, 6/1/2034 - 7/1/2034	18,291,346
6,763,605	2.600%, 7/1/2035	7,085,729
4,363,623	2.610%, 10/1/2016 - 5/1/2035	4,579,893
6,601,484	2.630%, 6/1/2033 - 7/1/2034	6,915,330

Principal Amount or Shares		Value
$10,655,769	2.650%, 5/1/2039	11,078,291
10,407,083	2.670%, 7/1/2035	10,925,314
467,203	2.750%, 7/1/2027	489,103
5,132,427	2.810%, 1/1/2036	5,419,828
2,343,672	2.830%, 2/1/2036	2,438,605
9,816,010	2.840%, 12/1/2040	10,093,023
10,071,637	2.950%, 11/1/2040	10,369,168
30,945,022	2.960%, 5/1/2036 - 8/1/2039	32,156,990
14,476,960	3.130%, 1/1/2039	15,069,198
13,640,103	3.570%, 1/1/2040	14,155,364
4,886,255	3.790%, 7/1/2039	5,122,411
11,170,685	3.910%, 11/1/2039	11,674,667
4,729,817	4.030%, 7/1/2036	4,908,405
407,257	4.280%, 4/1/2034	424,393
1,572,914	4.500%, 5/1/2038	1,633,542
1,567,408	4.810%, 12/1/2034	1,654,538
12,276,467	4.920%, 12/1/2039	13,016,891
	TOTAL	290,767,283
	Government National Mortgage Association – 0.2%
413,730	2.625%, 7/20/2023 - 9/20/2023	426,715
260,357	3.125%, 11/20/2023 - 10/20/2029	267,715
25,281	3.250%, 1/20/2030	26,256
1,084,705	3.375%, 1/20/2022 - 5/20/2029	1,118,857
	TOTAL	1,839,543
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $407,140,146)	411,580,485
	Collateralized Mortgage Obligations – 40.0%
	Federal Home Loan Mortgage Corp. REMIC – 10.4%
7,894,106	REMIC 3284 AF, 0.563%, 3/15/2037	7,826,974
2,541,250	REMIC 3001 EA, 0.603%, 3/15/2035	2,546,569
2,345,230	REMIC 3174 FL, 0.603%, 6/15/2036	2,338,586
3,011,498	REMIC 3380 FP, 0.603%, 11/15/2036	3,012,598
3,238,454	REMIC 3179 FP, 0.633%, 7/15/2036	3,234,557
3,585,250	REMIC 2819 F, 0.653%, 6/15/2034	3,587,534
14,189,384	REMIC 3317 F, 0.653%, 7/15/2036	14,145,117
2,390,740	REMIC 3301 MF, 0.653%, 4/15/2037	2,374,003
1,536,975	REMIC 3221 FW, 0.673%, 9/15/2036	1,534,682
1,906,913	REMIC 3213 GF, 0.683%, 9/15/2036	1,905,465
3,341,818	REMIC 3085 UF, 0.703%, 12/15/2035	3,342,404
1,816,062	REMIC 2475 FD, 0.803%, 6/15/2031	1,831,754
1,721,638	REMIC 2380 FL, 0.853%, 11/15/2031	1,742,226
7,365,218	REMIC 3593 CF, 0.853%, 2/15/2036	7,406,631
18,876,476	REMIC 3611 FH, 1.003%, 7/15/2034	19,129,723
8,195,112	REMIC 3550 GF, 1.003%, 7/15/2039	8,277,034
7,011,537	REMIC MS 1128 F, 1.163%, 7/15/2037	7,121,378
699,349	REMIC 2448 FA, 1.253%, 1/15/2032	712,034
739,932	REMIC 2452 FC, 1.253%, 1/15/2032	753,354
2,242,835	REMIC 2480 NF, 1.253%, 1/15/2032	2,284,430
2,899,810	REMIC 2475 F, 1.253%, 2/15/2032	2,955,318
2,308,378	REMIC 2434 FA, 1.253%, 3/15/2032	2,351,718

Principal Amount or Shares		Value
$725,490	REMIC 2470 EF, 1.253%, 3/15/2032	739,262
714,362	REMIC 2498 AF, 1.253%, 3/15/2032	727,774
2,346,107	REMIC 2459 FP, 1.253%, 6/15/2032	2,390,293
	TOTAL	104,271,418
	Federal National Mortgage Association REMIC – 29.6%
5,577,419	REMIC 2007-16 PF, 0.443%, 3/25/2037	5,530,269
19,027,552	REMIC 2006-W1 2AF1, 0.473%, 2/25/2046	18,835,446
13,163,337	REMIC 2006-49 PF, 0.503%, 4/25/2036	13,125,964
6,519,571	REMIC 2005-29 FE, 0.553%, 4/25/2035	6,488,309
7,737,053	REMIC 2005-67 FJ, 0.553%, 8/25/2035	7,693,415
9,555,487	REMIC 2007-75 EF, 0.553%, 1/25/2036	9,581,930
1,402,417	REMIC 2006-11 FB, 0.553%, 3/25/2036	1,395,939
19,939,804	REMIC 2006-72 TE, 0.553%, 8/25/2036	19,878,896
883,775	REMIC 2004-27 FM, 0.573%, 7/25/2022	884,175
2,027,727	REMIC 2006-20 PF, 0.573%, 11/25/2030	2,017,313
1,645,139	REMIC 2005-67 FM, 0.603%, 8/25/2035	1,639,594
15,485,166	REMIC 2008-52 FD, 0.603%, 6/25/2036	15,437,119
8,263,796	REMIC 2006-65 DF, 0.603%, 7/25/2036	8,241,624
1,374,716	REMIC 2006-81 FA, 0.603%, 9/25/2036	1,371,986
2,996,103	REMIC 2006-8 NF, 0.623%, 3/25/2036	2,986,128
1,232,424	REMIC 2007-15 AF, 0.623%, 3/25/2037	1,227,157
9,302,918	REMIC 2004-28 PF, 0.653%, 3/25/2034	9,323,033
3,051,911	REMIC 2006-76 QF, 0.653%, 8/25/2036	3,049,393
8,764,775	REMIC 2006-103 FB, 0.653%, 10/25/2036	8,779,331
1,016,744	REMIC 2003-90 FL, 0.703%, 3/25/2031	1,019,222
914,922	REMIC 2001-57 FA, 0.703%, 6/25/2031	915,918
2,274,848	REMIC 2007-88 FY, 0.713%, 9/25/2037	2,280,338
19,917,719	REMIC 2007-88 GF, 0.733%, 9/25/2037	19,941,947
1,402,711	REMIC 2002-52 FG, 0.753%, 9/25/2032	1,412,859
6,497,086	REMIC 2007-84 FN, 0.753%, 8/25/2037	6,500,024
21,661,797	REMIC 2010-39 EF, 0.773%, 4/30/2040	21,678,139
2,418,315	REMIC 2001-32 FA, 0.803%, 7/25/2031	2,442,326
701,902	REMIC 2002-77 FG, 0.803%, 12/18/2032	706,856
14,138,678	REMIC 2007-100 TF, 0.803%, 10/25/2037	14,180,711
1,727,640	REMIC 2007-102 FA, 0.823%, 11/25/2037	1,732,760
859,597	REMIC 2001-71 FS, 0.853%, 11/25/2031	868,721
734,450	REMIC 2001-62 FC, 0.903%, 11/25/2031	742,372
1,242,379	REMIC 2002-8 FA, 1.003%, 3/18/2032	1,260,446
9,295,795	REMIC 200966 FA, 1.003%, 9/25/2039	9,368,710
14,852,780	REMIC 2009-87 FX, 1.003%, 11/25/2039	14,991,505
11,985,503	REMIC 2009-106 FN, 1.003%, 1/25/2040	12,102,572
5,083,282	REMIC 2009-78 UF, 1.023%, 10/25/2039	5,137,424
17,646,348	REMIC 2009-87 HF, 1.103%, 11/25/2039	17,850,468
3,789,094	REMIC 2002-7 FG, 1.153%, 1/25/2032	3,846,933
5,741,962	REMIC 2002-58 FG, 1.253%, 8/25/2032	5,851,639
933,069	REMIC 2002-60 FH, 1.253%, 8/25/2032	950,895
1,857,077	REMIC 2002-77 FA, 1.253%, 12/18/2032	1,892,521
10,378,292	REMIC 2008-69 FB, 1.253%, 6/25/2037	10,558,179

Principal Amount or Shares			Value
$898,370		REMIC 1995-17 B, 2.022%, 2/25/2025	920,788
		TOTAL	296,641,294
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $396,348,621)	400,912,712
		FDIC-GUARANTEED DEBT – 3.8%
10,594,299		FDIC Guaranteed Notes Trust, 2010 S2, Class 1A, 0.755%, 11/29/2037	10,594,299
12,000,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.236%, 5/8/2012	12,003,699
14,950,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.292%, 12/21/2012	14,974,821
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $37,538,408)	37,572,819
		Mortgage-Backed Securities – 14.8%
20,000,000	[2]	Federal Home Loan Mortgage Corp., 3.500%, 12/1/2025	20,435,618
17,950,879		Federal Home Loan Mortgage Corp., 4.000%, 6/1/2025 - 8/1/2025	18,620,176
63,892,156		Federal Home Loan Mortgage Corp., 4.500%, 5/1/2023 - 8/1/2040	66,884,393
10,392,932		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	11,003,078
2,587,218		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2037	2,773,280
10,195,712		Federal National Mortgage Association, 3.500%, 10/1/2020 - 11/1/2020	10,587,446
6,942,982		Federal National Mortgage Association, 4.500%, 4/1/2024	7,307,764
9,254,055		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	9,809,980
560,455		Federal National Mortgage Association, 5.500%, 9/1/2037	602,381
36,196		Government National Mortgage Association, 8.500%, 1/15/2030	41,451
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,650,733)	148,065,567
		Repurchase Agreements – 5.0%
29,627,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	29,627,000
20,685,000	[3]	Interest in $27,566,000 joint repurchase agreement 0.20%, dated 11/16/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $27,570,594 on 12/16/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/1/2038 and the market value of that underlying security was $28,119,663 (segregated pending settlement of dollar-roll transactions).	20,685,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	50,312,000
		TOTAL INVESTMENTS — 104.7% (IDENTIFIED COST $1,037,989,908)[4]	1,048,443,583
		OTHER ASSETS AND LIABILITIES - NET — (4.7)%[5]	(47,218,050)
		TOTAL NET ASSETS — 100%	$1,001,225,533
1	Floating rate note with current rate shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At November 30, 2010, the cost of investments for federal tax purposes was $1,037,989,908. The net unrealized appreciation of investments for federal tax purposes was $10,453,675. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,127,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $673,718.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011